Fair Value Measurement - Fair Value of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Negative	$ (25,999)	$ (16,585)
Positive	(25,999)	(16,585)
Positive	43,035	35,912
Negative	52,340	32,101
Net	(9,305)	3,811
Held For Trading For Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Positive	40,101	34,647
Negative	46,278	30,040
Net	(6,177)	4,607
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7,185	8,596
Negative	13,118	8,184
Net	(5,933)	412
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	7,179	8,593
Negative	13,117	8,184
Net	(5,938)	409
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6	3
Negative	1
Net	5	3
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive		127
Negative	1	79
Net	(1)	48
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6,688	8,365
Negative	12,762	7,928
Net	(6,074)	437
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Futures contract [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3
Negative	1
Net	2
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	491	101
Net	491	101
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Purchased options [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	3	3
Net	3	3
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	354	177
Net	(354)	(177)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	19,463	10,880
Negative	22,477	9,358
Net	(3,014)	1,522
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	10,650	5,373
Negative	11,798	5,555
Net	(1,148)	(182)
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,252	5,214
Negative	10,198	3,600
Net	(1,946)	1,614
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	561	293
Net	561	293
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	481	203
Net	(481)	(203)
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	59	53
Negative	63	103
Net	(4)	(50)
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	53	50
Negative	12	58
Net	41	(8)
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Credit default swap contacts protection sold [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	6	3
Negative	51	45
Net	(45)	(42)
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	5,113	6,492
Negative	6,330	8,778
Net	(1,217)	(2,286)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,338	1,842
Negative	3,110	5,356
Net	(772)	(3,514)
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,775	4,650
Negative	3,220	3,422
Net	(445)	1,228
Held For Trading For Trading Purpose [member] | Precious Metal and Other Commodity Derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,281	8,626
Negative	4,290	3,617
Net	3,991	5,009
Held For Trading For Trading Purpose [member] | Precious Metal and Other Commodity Derivatives [Member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	8,163	8,283
Negative	2,989	2,495
Net	5,174	5,788
Held For Trading For Trading Purpose [member] | Precious Metal and Other Commodity Derivatives [Member] | Exchange traded [member]
Disclosure of detailed information about financial instruments [line items]
Positive	118	343
Negative	1,301	1,122
Net	(1,183)	(779)
Held for hedging and held for trading for economic hedges [member]
Disclosure of detailed information about financial instruments [line items]
Positive	2,934	1,265
Negative	6,062	2,061
Net	(3,128)	(796)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,088	390
Negative	1,266	378
Net	(178)	12
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	696	148
Negative	62	37
Net	634	111
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	391	236
Negative	1,194	341
Net	(803)	(105)
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Purchased options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1	6
Net	1	6
Held for hedging and held for trading for economic hedges [member] | Interest rate derivatives [member] | Written options [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative	10
Net	(10)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,834	827
Negative	4,752	1,681
Net	(2,918)	(854)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Forward contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	29	22
Negative	129	40
Net	(100)	(18)
Held for hedging and held for trading for economic hedges [member] | Foreign exchange derivatives [member] | Swap contract [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	1,805	805
Negative	4,623	1,641
Net	(2,818)	(836)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Negative		1
Net		(1)
Held for hedging and held for trading for economic hedges [member] | Credit derivatives [member] | Credit default swap contacts protection purchased [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Negative		1
Net		(1)
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Positive	12	48
Negative	44	1
Net	(32)	47
Held for hedging and held for trading for economic hedges [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of detailed information about financial instruments [line items]
Positive	12	48
Negative	44	1
Net	(32)	47
Derivatives effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Negative	(25,999)	(16,585)
Positive	(25,999)	(16,585)
Derivatives after effect of netting [member]
Disclosure of detailed information about financial instruments [line items]
Positive	17,036	19,327
Negative	26,341	15,516
Net	$ (9,305)	$ 3,811